Marketable securities (Details)	Dec. 31, 2023 USD ($)
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	$ 4,473,033
Gross Unrealized Gains	50,878
Gross Unrealized Losses	(60,969)
Fair Value	4,462,942
Corporate Bonds [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	4,473,033
Gross Unrealized Gains	50,878
Gross Unrealized Losses	(60,969)
Fair Value	4,462,942
Certificates Of Deposits [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value